Note 2 - Loans and Allowance for Loan Losses - Troubled Debt Restructuring (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Total TDRS	$ 2,676	$ 4,547
Number of Contracts	1	5
Pre Modification Outstanding Recorded Investment	$ 111	$ 4,015
Post Modification Outstanding Recorded Investment, Net of Related Allowance	132	3,018
Performing Financial Instruments [Member]
Total TDRS	2,147	3,080
Nonperforming Financial Instruments [Member]
Total TDRS	$ 529	$ 1,467
Commercial Portfolio Segment [Member]
Number of Contracts	0	0
Pre Modification Outstanding Recorded Investment	$ 0	$ 0
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 0	$ 0
Agricultural Installment and Other Portfolio Segment [Member]
Number of Contracts	0	0
Pre Modification Outstanding Recorded Investment	$ 0	$ 0
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 0	$ 0
Residential 1 to 4 Family [Member] | Real Estate Portfolio Segment [Member]
Number of Contracts	0	1
Pre Modification Outstanding Recorded Investment	$ 0	$ 1,338
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 0	$ 619
Multifamily Real Estate [Member] | Real Estate Portfolio Segment [Member]
Number of Contracts	0	0
Pre Modification Outstanding Recorded Investment	$ 0	$ 0
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 0	$ 0
Commercial Real Estate [Member] | Real Estate Portfolio Segment [Member]
Number of Contracts	1	4
Pre Modification Outstanding Recorded Investment	$ 111	$ 2,677
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 132	$ 2,399
Construction Loans [Member] | Real Estate Portfolio Segment [Member]
Number of Contracts	0	0
Pre Modification Outstanding Recorded Investment	$ 0	$ 0
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 0	$ 0
Farmland [Member] | Real Estate Portfolio Segment [Member]
Number of Contracts	0	0
Pre Modification Outstanding Recorded Investment	$ 0	$ 0
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 0	$ 0
Second Mortgages [Member] | Real Estate Portfolio Segment [Member]
Number of Contracts	0	0
Pre Modification Outstanding Recorded Investment	$ 0	$ 0
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 0	$ 0
Home Equity Line of Credit [Member] | Real Estate Portfolio Segment [Member]
Number of Contracts	0	0
Pre Modification Outstanding Recorded Investment	$ 0	$ 0
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 0	$ 0